Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,875	$ 30,918	$ 23,814
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Total revenue	1,964	8,943	6,260
North America
Disaggregation of Revenue [Line Items]
Total revenue	7,642	16,646	13,677
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue	1,642	3,466	2,745
Latin America
Disaggregation of Revenue [Line Items]
Total revenue	56	111	128
Semiconductors Segment
Disaggregation of Revenue [Line Items]
Total revenue	10,981	30,058	23,198
Semiconductors Segment | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Total revenue	1,839	9,985	6,777
Semiconductors Segment | North America
Disaggregation of Revenue [Line Items]
Total revenue	7,500	16,531	13,609
Semiconductors Segment | Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue	1,642	3,466	2,745
Semiconductors Segment | Latin America
Disaggregation of Revenue [Line Items]
Total revenue		76	67
Non-reportable Segments
Disaggregation of Revenue [Line Items]
Total revenue	$ 894	$ 860	$ 616